Taxes - Schedule of Income Tax Benefits (Expenses) (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current
China	$ 47
Deferred
China	(67,465)	18,892
Income tax (benefit) expense	$ (67,418)	$ 18,892